Oil and Natural Gas Capitalized Costs (Tables)	3 Months Ended
Mar. 31, 2012
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Aggregate Capitalized Costs Related to Oil, Natural Gas and NGL Production Activities
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2012	December 31, 2011
	(in thousands)
Proved properties:
Leasehold acquisition	$7,060,195	$6,040,239
Development	1,733,729	1,484,486
Unproved properties	334,932	310,925
	9,128,856	7,835,650
Less accumulated depletion and amortization	(1,145,113)	(1,033,617)
	$7,983,743	$6,802,033